Subsequent Events	9 Months Ended
Sep. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
13.	SUBSEQUENT EVENTS

On October 22, 2020, the Company further subscribed for 100,000 common shares of PNR at $0.15, for a total investment of $15,000. As of report date, the Company beneficially owns 7,057,711 common shares of PNR constituting approximately 11.01% of the currently issued and outstanding shares of the private Company, and 5-year Warrant to purchase an additional 15% of PNR for USD$10 million.